S-K 1603(a) SPAC Sponsor	Nov. 04, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor Name	Churchill Sponsor XIV LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor, Affiliate, or Promoter	Affiliate
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company.
SPAC Sponsor Controlling Person Name	Michael Klein